Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid- in capital	Shares to be issued	Treasury shares	Statutory reserves	Other reserves	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling interests	Total
Balances at Mar. 31, 2022	$ 2,360	$ 26,483,470			$ 589,659	$ 6,063,086	$ (20,382,304)	$ 34,771	$ 1,410,630	$ 14,201,672
Balances (in Shares) at Mar. 31, 2022	23,598,371
(Loss) profit for the year							(20,556,669)		389,318	(20,167,351)
Issue share purchase warrants						10,176,995				10,176,995
Shares issued on private placement	$ 330	3,299,670								3,300,000
Shares issued on private placement (in Shares)	3,300,000
Ordinary shares issued under employee plans	$ 165	911,835				(912,000)
Ordinary shares issued under employee plans (in Shares)	1,650,000
Acquisition of non-controlling interests	$ 250	2,369,058							(2,369,308)
Acquisition of non-controlling interests (in Shares)	2,500,000
Equity-settled share-based payments under share award scheme						1,045,315				1,045,315
Disposal of subsidiaries					(589,659)		589,659		569,360	569,360
Share repurchase										(353,816)
Share repurchase (in Shares)				(353,816)
Deregistration of subsidiary							103,440			103,440
Cumulative translation adjustment								(279,484)		(279,484)
Balances at Mar. 31, 2023	$ 3,105	33,064,033				16,373,396	(40,245,874)	(244,713)		8,596,131
Balances (in Shares) at Mar. 31, 2023	31,048,371			(353,816)
(Loss) profit for the year							(3,679,409)			(3,679,409)
Issue share purchase warrants						6,459,251				6,459,251
Shares issued on private placement	$ 455	4,838,241								4,838,696
Shares issued on private placement (in Shares)	4,550,000
Ordinary shares issued under employee plans	$ 165	753,520				(753,685)
Ordinary shares issued under employee plans (in Shares)	1,650,000
Equity-settled share-based payments under share award scheme						753,685				753,685
Share repurchase										(82,127)
Share repurchase (in Shares)				(82,127)
Cumulative translation adjustment								(35,052)		(35,052)
Balances at Mar. 31, 2024	$ 3,725	38,655,794				22,832,647	(43,925,283)	(279,765)		16,851,175
Balances (in Shares) at Mar. 31, 2024	37,248,371			(435,943)
(Loss) profit for the year							15,894,755			15,894,755
Issue share purchase warrants						1,680,038				1,680,038
Shares issued on private placement	$ 225	2,249,775								2,250,000
Shares issued on private placement (in Shares)	2,250,000
Cumulative translation adjustment								(117,439)		(117,439)
Balances at Mar. 31, 2025	$ 3,950	$ 40,905,569				$ 24,512,685	$ (28,030,528)	$ (397,204)		$ 36,558,529
Balances (in Shares) at Mar. 31, 2025	39,498,371			(435,943)